PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.6%
Asset-Backed Securities 25.5%
Automobiles 1.1%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$518,340
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990	06/20/22		167	167,664
Series 2019-03A, Class A, 144A	2.360	03/20/26		1,000	1,055,414
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,528,038
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,400	1,463,020
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		500	507,439
Series 2020-03A, Class D	1.730	07/15/26		400	408,567
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	156,648
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	159,065

Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30		2,100	2,465,949
Hertz Vehicle Financing II LP,
Series 2015-03A, Class B, 144A	3.710	09/25/21		1,000	1,003,252
Series 2018-01A, Class A, 144A	3.290	02/25/24		209	209,002
Series 2018-01A, Class B, 144A	3.600	02/25/24		1,000	1,002,174
Series 2019-02A, Class A, 144A	3.420	05/25/25		585	587,502
Series 2019-02A, Class B, 144A	3.670	05/25/25		3,000	3,010,352
Series 2019-03A, Class A, 144A	2.670	12/26/25		632	633,136
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		793	796,473
Series 2020-02, Class F, 144A	5.763	02/25/28		800	820,590
Series 2020-02, Class R, 144A^	31.355	02/25/28		600	586,989
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	4,414,796
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	1,000,654
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		600	619,885
Series 2020-03, Class D	1.640	11/16/26		2,400	2,455,784
					26,570,733
Collateralized Loan Obligations 20.7%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.578(c)	10/25/32		9,000	9,017,728

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Allegro CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.391%(c)	01/15/30		13,848	$13,847,779
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.611(c)	07/15/32		10,000	10,010,700
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612(c)	07/22/32		5,000	5,006,052

Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.174(c)	01/20/32		5,750	5,778,629
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	500	607,844
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	1,500	1,820,746
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29		250	250,100
Series 2017-06A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)	1.691(c)	07/15/29		6,575	6,567,238
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.483(c)	07/16/29		739	739,275
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.523(c)	01/16/30		750	749,999
Series 2021-16A, Class A, 144A	—(p)	01/20/34		5,000	5,000,000

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.564(c)	10/21/32		13,000	13,018,628
Bain Capital Euro CLO Ltd. (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/24/33	EUR	10,000	12,154,153
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.601(c)	07/15/32		9,250	9,259,429
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.474(c)	11/20/30		3,000	3,000,001

Barings Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	04/21/33	EUR	12,000	14,608,210

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.303%(c)	05/17/31	10,000	$9,999,943
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	07/15/29	750	749,913
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.581(c)	10/15/32	4,000	4,005,612

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.534(c)	08/20/32	6,500	6,506,064
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.573(c)	01/17/28	1,000	993,337
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	04/15/29	250	250,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.193(c)	04/17/31	2,492	2,490,629
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.544(c)	01/20/32	6,000	5,999,992
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.454(c)	04/20/31	249	248,564
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.444(c)	07/20/31	500	499,501
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/30	1,250	1,250,213
Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	01/15/33	16,750	16,780,132
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.482(c)	04/22/30	2,487	2,487,239
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.623(c)	10/18/26	29	28,518

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class B, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.374(c)	07/20/31	10,000	10,026,734

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CIFC European Funding CLO DAC (Ireland), Series 3A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050%(c)	01/15/34	EUR	13,000	$15,786,815
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.423(c)	10/17/31		9,750	9,749,987
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class A2, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)	2.324(c)	07/20/31		5,750	5,762,894
Series 2020-29A, Class B1, 144A, 3 Month LIBOR + 2.460% (Cap N/A, Floor 2.460%)	2.684(c)	07/20/31		3,585	3,608,208

CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,803,827
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29		500	499,999
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461(c)	07/15/30		750	750,156
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.921(c)	02/15/29		3,823	3,814,729
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	2.081(c)	04/15/29		12,850	12,816,878

Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	1.131(c)	04/15/27		695	695,358
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.788(c)	10/20/31		7,500	7,522,364
Series 2020-50A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.438(c)	10/20/31		9,250	9,250,156

Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.251(c)	04/15/31		2,500	2,494,004
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.404(c)	10/20/31		5,000	5,000,986
Harvest CLO DAC (Ireland), Series 25A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/21/34	EUR	5,000	6,087,009

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Henley CLO DAC (Ireland), Series 3A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100%(c)	01/25/34	EUR	2,500	$3,045,860
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.542(c)	07/22/32		5,000	5,017,841
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.225(c)	02/05/31		248	248,303

ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.248(c)	04/25/31		3,491	3,491,463
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	1.694(c)	04/20/32		2,250	2,261,224
Jubilee CLO BV (Netherlands), Series 2016-17A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 2.200%, Floor 1.150%)	1.150(c)	04/15/31	EUR	3,700	4,493,593
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/31		1,250	1,250,636
Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.591(c)	10/15/32		5,000	5,007,340
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.141(c)	10/15/31		7,500	7,537,312
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.344(c)	04/21/31		1,334	1,334,025
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.374(c)	02/20/31		1,500	1,499,900
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.874(c)	02/20/31		1,500	1,497,768
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.608(c)	10/23/32		16,000	16,017,208

Montmartre Euro CLO Ltd. (Ireland), Series 2020-02A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.590(c)	07/15/33	EUR	10,000	12,168,848
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.433(c)	01/16/31		1,000	1,000,508

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.361%(c)	07/15/31		5,000	$4,999,047
Ocean Trails CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.191(c)	07/15/29		3,750	3,749,985
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.295(c)	04/26/31		5,000	5,001,071
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.501(c)	07/15/30		750	750,410

Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	10/15/32		4,000	4,007,826
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.303(c)	04/17/31		19,458	19,451,992
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.504(c)	10/20/31		7,914	7,913,771
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.455(c)	10/30/30		989	989,190
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.614(c)	07/20/32		5,000	5,003,492
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.441(c)	11/14/29		1,000	999,998
Series 2017-01A, Class A1R, 144A	—(p)	02/14/34		10,000	10,000,000
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.504(c)	10/20/31		9,000	8,999,988

Penta CLO DAC (Luxembourg), Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	01/15/34	EUR	7,500	9,103,340
Regatta VIII Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.473(c)	10/17/30		500	499,999
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.393(c)	07/25/31		500	499,996

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

RRE Loan Management DAC (Ireland), Series 05A, Class A1, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100%(c)	10/15/33	EUR	15,500	$18,912,771
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.313(c)	05/07/31		3,000	2,999,997
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.411(c)	07/15/31		3,750	3,749,554
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.311(c)	08/15/30		10,000	9,999,154

Signal Peak CLO, LLC (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.328(c)	04/25/31		4,000	4,001,527
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.464(c)	07/20/30		500	499,999
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.285(c)	01/26/31		4,526	4,525,905
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.468(c)	10/23/31		7,250	7,249,996
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.498(c)	07/25/30		1,000	1,000,002
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.594(c)	01/20/32		6,600	6,626,879
St Paul’s CLO DAC (Ireland),
Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	9,074,521
Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,210,939

TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.564(c)	10/20/32		6,000	6,008,570
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.523(c)	07/17/26		56	55,592
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.463(c)	01/17/30		1,487	1,487,234
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.641(c)	07/15/27		2,000	1,983,113
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.428(c)	01/25/31		1,000	1,000,000

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.501%(c)	01/15/32		3,250	$3,249,994
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.121(c)	07/15/27		161	160,378

Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30		2,241	2,240,750
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.373(c)	01/17/31		1,000	999,827
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.323(c)	07/17/31		5,000	4,999,995
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.424(c)	10/20/31		3,000	3,001,442
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.474(c)	01/20/32		2,750	2,749,997
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.564(c)	07/20/32		5,000	5,002,250
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.372(c)	01/22/31		750	750,659
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.572(c)	07/22/32		5,000	5,005,041
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.611(c)	07/15/29		971	966,987
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30		733	729,267
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.424(c)	07/20/31		4,851	4,827,351
					523,307,897
Consumer Loans 1.2%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	700	543,816
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	610,463
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26		1,600	1,621,147
Series 2018-02A, Class A, 144A	4.230	04/20/27		1,700	1,742,466
Series 2019-01A, Class A, 144A	3.000	12/20/27		2,400	2,476,404

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust, (cont’d.)
Series 2019-02A, Class A, 144A	2.780%	04/20/28		1,400	$1,445,132
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		800	818,962
Series 2020-AA, Class A, 144A	2.190	08/21/34		900	920,168
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A	2.790	09/14/32		100	100,418
Series 2017-01A, Class C, 144A	3.350	09/14/32		100	100,324
Series 2018-01A, Class A, 144A	3.300	03/14/29		400	403,149
Series 2020-01A, Class A, 144A	3.840	05/14/32		1,600	1,692,335
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,900	2,994,031
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24		850	854,707
Series 2018-B, Class B, 144A	4.500	07/08/24		250	251,437
Series 2018-B, Class D, 144A	5.770	07/08/24		1,300	1,303,869

Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24		1,650	1,655,548
Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610	03/08/24		1,990	1,991,249
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24		1,100	1,119,140
Series 2018-C, Class B, 144A	4.590	10/08/24		500	505,111
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24		800	812,968
Series 2018-D, Class B, 144A	4.830	12/09/24		500	508,949
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		1,700	1,737,002
Series 2019-A, Class D, 144A	6.220	08/08/25		1,800	1,814,887
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	02/25/23		1,310	1,297,146
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	08/25/25		800	784,238
					30,105,066
Credit Cards 0.3%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		1,100	1,322,010
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A	—(p)	03/15/29	GBP	1,800	2,466,270
Series 2021-01A, Class A2, 144A	—(p)	03/15/29		1,100	1,100,000

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Credit Cards (cont’d.)

Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month Sterling Overnight Index Average + 1.400% (Cap N/A, Floor 0.000%)	1.448%(c)	11/15/28	GBP	2,840	$3,912,674
					8,800,954
Home Equity Loans 0.2%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184(cc)	03/25/33		68	69,750
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.630(c)	03/25/43		245	246,975
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.210(c)	04/25/34		354	354,232
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.170(c)	10/25/33		1,054	1,028,086
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.150(c)	10/25/33		131	130,298

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.790(c)	11/25/33		928	898,122
RAMP Trust, Series 2005-EFC03, Class M5, 1 Month LIBOR + 0.960% (Cap 14.000%, Floor 0.960%)	1.090(c)	08/25/35		1,350	1,348,936
					4,076,399
Other 0.4%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.480(c)	04/25/23		1,420	1,385,601
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.930(c)	06/25/24		8,640	8,383,343
					9,768,944

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.5%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.480%(c)	10/25/37		459	$461,612
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600% (Cap 13.875%, Floor 0.600%)	0.730(c)	06/25/33		121	116,654
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.550(c)	08/25/34		1,045	977,831
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A	2.294	04/25/38		4,822	4,825,248
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		703	714,290
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		941	942,876
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,647	1,654,106
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		385	388,310

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		672	695,153
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.830(c)	04/25/33		95	94,355
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	04/16/23	EUR	2,484	2,713,043
					13,583,478
Student Loans 1.1%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	01/25/41		9	9,102
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	850,087
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		1,323	1,364,454
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		2,239	2,327,497
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		3,093	262,929
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		5,158	5,339,116
Series 2019-D, Class 1PT, 144A	2.653(cc)	01/16/46		4,994	5,172,902
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		5,626	5,808,872

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.380%(c)	11/29/24		4,258	$4,212,594
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.880(c)	11/29/24		1,887	1,904,260
					27,251,813

Total Asset-Backed Securities (cost $634,955,256)					643,465,284
Bank Loans 0.6%
Auto Manufacturers 0.1%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.630(c)	11/06/24		1,671	1,665,126
Chemicals 0.2%
INEOS Ltd. (United Kingdom), Term Loan	—(p)	01/29/26		4,275	5,157,935
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term Loan	—(p)	03/02/27		723	724,082
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25		1,317	1,442,115
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500(c)	04/13/26	EUR	1,075	1,307,086
Change Healthcare Holdings LLC, Term Loan	—(p)	03/01/24		1,350	1,351,407
					2,658,493

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Real Estate 0.0%
Brookfield Retail Holdings VII Sub LLC, Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.121%(c)	08/28/23	1,350	$1,317,937
Software 0.1%
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 3.750%	3.878(c)	02/08/26	2,170	2,170,078
Telecommunications 0.0%
West Corp.,
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	750	736,641
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	500	486,667
				1,223,308

Total Bank Loans (cost $16,105,102)				16,359,074
Certificate of Deposit 0.2%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $4,997,748)	0.574(c)	07/12/21	5,000	5,005,524
Commercial Mortgage-Backed Securities 10.4%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF01, Class A4, 144A	2.495	05/15/53	6,000	6,352,142
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	1,000	1,109,509
Series 2017-BNK06, Class A4	3.254	07/15/60	230	254,025
Series 2018-BN10, Class A4	3.428	02/15/61	4,800	5,367,239
Series 2019-BN17, Class A3	3.456	04/15/52	4,200	4,733,655
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	2,015,161
Series 2019-BN22, Class A3	2.726	11/15/62	1,300	1,380,784
Series 2019-BN24, Class A2	2.707	11/15/62	3,500	3,737,756
Series 2020-BN25, Class A3	2.391	01/15/63	9,933	10,476,013
Series 2020-BN29, Class A3	1.742	11/15/53	2,000	2,010,074

Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.575(c)	03/15/37	4,500	4,409,692
Barclays Commercial Mortgage Trust, Series 2019-C05, Class A3	2.805	11/15/52	6,100	6,610,731
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	8,068,635

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963%	01/15/52	2,630	$3,029,681
Series 2019-B10, Class A3	3.455	03/15/62	3,100	3,498,944
Series 2019-B13, Class A3	2.701	08/15/57	10,000	10,796,659
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,512,435
Series 2020-B21, Class A4	1.704	12/17/53	2,000	2,009,376
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	5,274,129
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.176(c)	11/15/35	1,890	1,894,085
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	10/15/36	1,994	1,997,119
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.426(c)	10/15/36	7,310	7,321,302
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.126(c)	12/15/36	2,198	2,199,366
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	666,959
Series 2017-CD05, Class A3	3.171	08/15/50	800	885,535
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,809,644

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,800	1,993,596
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	79	83,559
Series 2016-C02, Class A3	2.575	08/10/49	6,200	6,569,351
Series 2016-C03, Class A3	2.896	11/15/49	700	754,570
Series 2017-C04, Class A3	3.209	10/12/50	1,150	1,264,557
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	266,709
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,750,744
Series 2018-B02, Class A3	3.744	03/10/51	2,900	3,299,107
Series 2018-C06, Class A3	4.145	11/10/51	4,300	4,979,084
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	10,822,301
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	400	425,401
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	306,602
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	100,190

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.892(c)	11/15/37	2,250	2,256,964
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.841(cc)	05/15/45	891	13,864
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	95,154
Series 2014-UBS05, Class A4	3.838	09/10/47	400	442,111
Series 2015-CR26, Class A4	3.630	10/10/48	50	56,025

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2015-LC21, Class A4	3.708%	07/10/48	90	$100,586
Series 2015-PC01, Class A5	3.902	07/10/50	170	190,691
Series 2016-COR01, Class A3	2.826	10/10/49	700	746,930
Series 2016-DC02, Class A5	3.765	02/10/49	275	310,520
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,894,120

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.276(c)	05/15/36	3,300	3,308,470
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,867,677
Series 2017-LSTK, Class B, 144A	3.030	04/05/33	500	498,210
Series 2017-LSTK, Class C, 144A	3.229	04/05/33	300	297,924
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	2,191,526
Series 2019-C15, Class A3	3.779	03/15/52	6,000	6,813,652

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	204,069
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	400	432,288
Series 2017-C06, Class A4	3.071	06/10/50	600	663,165

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	269,454
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0018, Class X1, IO	1.275(cc)	01/25/22	2,336	17,819
Series K0020, Class X1, IO	1.343(cc)	05/25/22	1,654	23,065
Series K0025, Class X1, IO	0.797(cc)	10/25/22	6,015	65,099
Series K0069, Class X1, IO	0.363(cc)	09/25/27	6,842	158,635
Series K0090, Class X1, IO	0.705(cc)	02/25/29	99,977	5,381,360
Series K0093, Class X1, IO	0.952(cc)	05/25/29	13,162	927,407
Series K0097, Class X1, IO	1.089(cc)	07/25/29	17,986	1,502,530
Series K0100, Class X1, IO	0.650(cc)	09/25/29	18,150	939,785
Series K0101, Class X1, IO	0.836(cc)	10/25/29	19,063	1,249,906
Series K0122, Class X1, IO	0.883(cc)	11/25/30	37,696	2,827,287
Series K0735, Class X1, IO	0.957(cc)	05/25/26	8,532	388,707
Series K1513, Class X1, IO	0.865(cc)	08/25/34	31,237	2,734,636
Series Q001, Class XA, IO	2.179(cc)	02/25/32	14,927	1,683,079
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.430(cc)	04/10/47	15,000	202,121
Series 2017-GS06, Class A2	3.164	05/10/50	700	766,451
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,285,494
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,563,102
Series 2019-GC38, Class A3	3.703	02/10/52	6,400	7,402,143

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478%	06/15/34		140	$150,075
Series 2017-APTS, Class XFLC, IO, 144A	0.000(cc)	06/15/34		185,553	408
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47		1,400	1,548,429
Series 2015-C29, Class A4	3.611	05/15/48		1,890	2,098,003
Series 2015-C31, Class A3	3.801	08/15/48		1,475	1,655,952
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		4,350	4,791,711
Series 2017-C07, Class A4	3.147	10/15/50		1,100	1,215,698

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		5,400	5,609,995
KKR Industrial Portfolio Trust, Series 2020-AIP, Class E, 144A, 1 Month LIBOR + 2.626% (Cap N/A, Floor 2.626%)	2.753(c)	03/15/37		1,253	1,256,594
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48		1,024	1,083,016
Series 2016-C29, Class A3	3.058	05/15/49		2,750	2,954,290
Series 2016-C30, Class A4	2.600	09/15/49		6,400	6,875,779
Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,340,510
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48		4,550	4,952,167
Series 2017-H01, Class A4	3.259	06/15/50		600	665,730
Series 2017-HR02, Class A3	3.330	12/15/50		2,000	2,209,378
Series 2018-H04, Class A3	4.043	12/15/51		1,500	1,721,219
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,784,172
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		800	630,908

Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	5,369,040
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.533(c)	01/23/29	GBP	2,000	2,694,726
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		1,100	1,203,925
Series 2017-C07, Class A3	3.418	12/15/50		2,100	2,342,026
Series 2018-C08, Class A3	3.720	02/15/51		2,700	3,070,334
Series 2018-C10, Class A3	4.048	05/15/51		1,400	1,605,563
Series 2018-C14, Class A3	4.180	12/15/51		3,250	3,784,984
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,500	1,614,852
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,529,342
Series 2017-C40, Class A3	3.317	10/15/50		350	380,580

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2017-RB01, Class A4	3.374%	03/15/50	875	$979,441
Series 2018-C43, Class XB, IO	0.361(cc)	03/15/51	51,500	1,160,264
Series 2018-C46, Class XB, IO	0.371(cc)	08/15/51	104,789	2,668,221
Series 2020-C56, Class A4	2.194	06/15/53	3,300	3,431,714

Total Commercial Mortgage-Backed Securities (cost $245,295,760)				262,187,493
Corporate Bonds 28.3%
Aerospace & Defense 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	3.625	02/01/31	3,940	4,243,188
Raytheon Technologies Corp., Sr. Unsec’d. Notes	2.800	03/15/22	1,480	1,516,998
				5,760,186
Agriculture 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21	100	101,146
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	1,700	1,726,027
				1,827,173
Airlines 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	1,725	1,731,133
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,030	3,584,322
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates, Series A	4.000	10/11/27	111	113,883
				5,429,338
Apparel 0.4%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000	05/01/25	4,650	4,767,129
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	5,030	5,347,906
				10,115,035

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.634%(c)	04/12/21	230	$230,174
Gtd. Notes, 144A	3.100	04/12/21	305	306,698

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	915	922,025
Ford Motor Co., Sr. Unsec’d. Notes	9.000	04/22/25	800	974,880
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22	7,665	7,785,911
General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	5,184,182
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.075(c)	04/09/21	720	720,630
Gtd. Notes	3.550	04/09/21	545	548,016
Sr. Unsec’d. Notes, SOFR + 1.200%	1.271(c)	11/17/23	8,310	8,392,440

Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	445	463,734
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25	3,500	3,873,505
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000	11/12/21	1,060	1,090,025
				30,492,220
Auto Parts & Equipment 0.2%
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/26	400	435,480
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	04/01/25	2,206	2,274,941
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	1,700	1,757,287
				4,467,708
Banks 6.1%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	3,440	3,580,282
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21	2,150	2,162,065
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.344(c)	04/12/23	200	203,183
Sr. Unsec’d. Notes	3.848	04/12/23	600	642,813

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300%(ff)	01/28/25(oo)	2,420	$2,495,122
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	8,630	9,051,407
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	297	311,085
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	125	132,189
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	597,495
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,649,087
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,681,648
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,484,843
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	135	143,631
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	769,391
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	276,238
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,733,664
Sub. Notes, MTN	4.450	03/03/26	6,500	7,498,371
Sub. Notes, Series L, MTN	3.950	04/21/25	300	335,164

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	132,256
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375	01/12/26	200	228,280
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	1,400	1,511,501
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	4,255	4,320,366
Sr. Unsec’d. Notes, 144A, MTN	3.800	01/10/24	350	380,851
Sub. Notes, 144A, MTN	4.375	09/28/25	695	787,537

BPCE SA (France), Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	10,150	10,335,032
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.316(c)	05/15/21(oo)	235	234,766
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,203,774
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,181,806
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,753,303
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	1,110,768
Sub. Notes	4.125	07/25/28	1,260	1,444,669
Sub. Notes	4.400	06/10/25	210	238,206
Sub. Notes	4.450	09/29/27	6,500	7,560,783
Sub. Notes	4.600	03/09/26	165	191,318

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450	04/16/21	250	251,653
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.510(c)	02/04/21	1,150	1,150,000

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
Sr. Unsec’d. Notes	2.222%(ff)	09/18/24	2,655	$2,731,606
Sr. Unsec’d. Notes	4.250	02/04/21	1,545	1,545,296
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	317,336
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	750	782,465
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23	1,000	1,070,832
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	2,188,555
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	520,143
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23	750	806,718
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.128(c)	02/05/21(oo)	175	174,992
Sr. Unsec’d. Notes	3.500	01/23/25	515	563,990
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	314,850
Sr. Unsec’d. Notes	3.850	01/26/27	800	904,170
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,261,063
Sr. Unsec’d. Notes, EMTN	2.200(cc)	11/26/22	2,000	2,059,161
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24	2,244	2,450,122
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	1,400	1,449,871
Sub. Notes	5.150	05/22/45	125	167,865

Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.452	10/20/21	4,000	4,046,863
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24(a)	600	654,078
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,593,964
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,322,060
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.682(c)	04/30/21(oo)	97	96,547
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,484,014
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	420,014
Sr. Unsec’d. Notes	3.625	05/13/24	350	385,142
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	5,140,492
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	845	1,019,841
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,793,054
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	8,279,353
Sub. Notes	4.250	10/01/27	215	252,407

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	400	402,833

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	01/11/27	800	$904,058
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761	07/26/23	1,930	2,087,376
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.851(c)	04/15/21(oo)	75	74,740
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	390	416,416
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,878,283
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,373,948
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	3,248,223
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,893,887
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	723,737
Sub. Notes, GMTN	4.350	09/08/26	5,505	6,418,999

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	411,487
Truist Bank, Sr. Unsec’d. Notes	2.850	04/01/21	550	551,091
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.000	04/15/21	390	392,190
UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	1,180	1,196,671
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500	03/04/21	75	75,156
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,050	3,187,096
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,693,013
				154,490,615
Beverages 0.0%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27	200	211,808
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	615	621,250
				833,058
Building Materials 0.3%
Forterra Finance LLC/FRTA Finance Corp., Sr. Sec’d. Notes, 144A	6.500	07/15/25	1,375	1,471,807
Masco Corp., Sr. Unsec’d. Notes	2.000	10/01/30	1,440	1,453,491

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Masonite International Corp., Gtd. Notes, 144A	5.750%	09/15/26		675	$706,103
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		1,906	1,960,321
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48		995	1,249,460
					6,841,182
Chemicals 0.9%
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25(a)		1,500	1,522,538
Chemours Co. (The), Gtd. Notes	7.000	05/15/25(a)		1,910	1,974,802
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	2,500	3,089,066
INEOS Quattro Finance 2 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	4,400	5,334,334
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,851,012
Nutrition & Biosciences, Inc., Sr. Unsec’d. Notes, 144A	3.468	12/01/50		2,495	2,641,351
OCI NV (Netherlands), Sr. Sec’d. Notes	3.125	11/01/24	EUR	1,370	1,697,893
Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	306,982
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	610,900
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24(a)		2,000	2,112,797
Gtd. Notes	6.500	09/27/28		600	658,733

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	93,756
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		525	497,673
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26		575	593,084
					22,984,921

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	07/15/26		1,125	$1,205,060
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.241	02/16/21		1,400	1,401,028
Sr. Unsec’d. Notes	2.849	03/03/22		2,000	2,049,279

Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	1,107,161
Loxam SAS (France),
Sr. Sec’d. Notes	3.250	01/14/25	EUR	1,800	2,162,848
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	700	836,743
Sr. Sub. Notes	4.500	04/15/27	EUR	2,000	2,324,057
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	800	929,623

Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A	5.000	02/01/25(a)		1,000	1,027,151
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22		880	881,933
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48		400	475,867
					14,400,750
Computers 0.5%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		1,150	1,217,294
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		1,776	1,779,389
IBM Credit LLC, Sr. Unsec’d. Notes	2.650	02/05/21		5,000	5,001,053
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25		3,790	3,897,718
					11,895,454
Diversified Financial Services 0.7%
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21		1,303	1,310,852
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21		3,445	3,462,696
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	2,188,131

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%	11/02/27		250	$279,970
Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22		400	422,521
Greystone Commercial Capital Trust Series, Sr. Unsec’d. Notes, 144A, Series 1A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)	3.030(c)	02/01/24		3,000	3,000,000
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23		100	109,369
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25		875	903,882
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	449,309
OneMain Finance Corp., Gtd. Notes	6.125	03/15/24		1,775	1,940,119
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22		250	257,611
Local Gov’t. Gtd. Notes, 144A	2.750	04/16/21		250	251,306

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	239,963
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		1,000	1,247,054
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21		200	200,191
					16,262,974
Electric 1.5%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21		4,200	4,399,675
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,300	1,311,546
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	2,004,517

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	31,249
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes	4.125	08/01/25	EUR	1,900	2,365,528
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875	05/25/22		515	530,688

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125%	02/11/25	475	$505,887
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	137,345
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	9.400	02/01/21	503	503,000
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	106,572
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25	500	652,296
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	1,000	1,388,284
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	375	583,972
Local Gov’t. Gtd. Notes, Series HY	8.400	01/15/22	1,084	1,165,550
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	565	706,813
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24	2,000	2,264,217
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	320	365,230

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	425	458,688
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	1,640	1,846,136
Nova Scotia Power Finance Corp. (Canada), Local Gov’t. Gtd. Notes	9.400	04/01/21	1,400	1,420,737
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	1,800	1,886,959
Gtd. Notes	7.250	05/15/26	2,553	2,676,250
Gtd. Notes, 144A	5.250	06/15/29	625	689,965

PacifiCorp, First Mortgage	3.300	03/15/51	300	330,504
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	580	666,446
State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22	250	256,035
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	2,350	2,796,510
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.500	09/01/26	925	961,722
Gtd. Notes, 144A	5.625	02/15/27	3,700	3,905,474
				36,917,795
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc., Gtd. Notes, 144A	7.125	06/15/25(a)	2,250	2,448,071

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250%	10/27/27		200	$193,500
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		620	645,826
					839,326
Entertainment 0.6%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		1,196	873,452
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,520	1,602,306
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,250	2,238,282
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250% (original cost $1,782,349; purchased 04/03/19)(f)	10.750	11/01/23	EUR	1,600	1,242,675
Sr. Sec’d. Notes, 144A (original cost $1,266,543; purchased 07/24/20 - 10/09/20)(f)	10.750	09/30/23	EUR	1,093	1,393,552

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26(a)		1,075	1,150,435
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26		500	529,026
Gtd. Notes, 144A	8.625	07/01/25		2,100	2,272,188

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		4,000	4,298,162
					15,600,078
Foods 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	02/15/23		2,900	2,976,618
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25(a)		2,000	2,053,699
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		1,415	1,555,625
Gtd. Notes	4.875	10/01/49		1,575	1,780,261

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

McCormick & Co., Inc., Sr. Unsec’d. Notes	2.500%	04/15/30		3,080	$3,261,213
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	425	514,474
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		575	587,724
Gtd. Notes, 144A	5.875	09/30/27		3,700	3,940,035
					16,669,649
Forest Products & Paper 0.0%
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		210	217,893
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625	05/20/24		3,525	3,874,654
Healthcare-Products 0.1%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	300	412,184
Gtd. Notes	2.250	03/07/39	EUR	300	446,906

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	591,279
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	1,035,849
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	748,859
					3,235,077
Healthcare-Services 0.8%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,333,997
CAB SELAS (France), Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	3,600	4,368,780
Centene Corp., Sr. Unsec’d. Notes	4.250	12/15/27		385	407,776
HCA, Inc., Gtd. Notes	5.375	02/01/25		425	476,815
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	1,007,055

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
IQVIA, Inc., Gtd. Notes, 144A	2.250%	01/15/28	EUR	1,200	$1,468,869
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		2,000	2,183,635
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24		1,650	1,678,896
Sr. Sec’d. Notes, 144A	4.875	01/01/26		2,000	2,086,737
Sr. Sec’d. Notes, 144A	7.500	04/01/25		2,350	2,540,107
Sr. Unsec’d. Notes	6.750	06/15/23		3,400	3,681,744
					21,234,411
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		1,000	1,026,364
Home Builders 0.4%
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27		2,000	2,112,174
KB Home, Gtd. Notes	7.000	12/15/21		175	181,188
Lennar Corp., Gtd. Notes	5.250	06/01/26		3,000	3,539,369
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25		1,885	1,959,062
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		750	852,931
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27		1,325	1,497,875
					10,142,599
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	4.700	06/01/22		100	105,386
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	06/15/22		100	103,002

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.0%
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	135	$156,253
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50	505	620,627
				776,880
Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	5.375	02/01/21	2,000	2,000,000
Leisure Time 0.0%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	3.625	12/15/24(a)	700	625,093
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250	09/15/22	100	102,790
MGM Resorts International,
Gtd. Notes	6.000	03/15/23	275	293,735
Gtd. Notes	6.750	05/01/25	5,500	5,884,541

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	300	335,732
Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25(a)	875	880,653
				7,497,451
Machinery-Diversified 0.0%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21	75	75,525
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	102,889
				178,414
Media 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	6,800	7,043,990
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	4,150	4,280,773
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	5,000	5,196,888

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800%	03/01/50	775	$882,354
Sr. Sec’d. Notes	5.375	05/01/47	85	102,663
Sr. Sec’d. Notes	6.384	10/23/35	3,075	4,140,027
Sr. Sec’d. Notes	6.484	10/23/45	95	129,591

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24(a)	1,217	1,265,828
Comcast Corp., Gtd. Notes	4.250	10/15/30	335	404,753
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26	4,500	4,668,324
Gtd. Notes, 144A	5.500	04/15/27	8,000	8,435,658
Sr. Unsec’d. Notes	6.750	11/15/21	1,182	1,225,618

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26	1,790	1,446,427
DISH DBS Corp., Gtd. Notes	6.750	06/01/21	9,900	10,051,448
				49,274,342
Miscellaneous Manufacturing 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	1,675	1,566,817
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,750	2,538,163
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	1,675	1,754,854

Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21	25	25,052
				5,884,886
Multi-National 0.7%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	4,007,904
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,486,272
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	874,098
Sr. Unsec’d. Notes	2.750	01/06/23	800	832,980
Sr. Unsec’d. Notes	3.250	02/11/22	1,000	1,027,161
Sr. Unsec’d. Notes	3.750	11/23/23	1,000	1,079,051
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,155,697

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
Inter-American Development Bank (Supranational Bank),
Notes	6.800%	10/15/25	500	$631,259
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,269,677
Unsec’d. Notes	6.950	08/01/26	500	656,781
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,528,110

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	790	811,841
				16,360,831
Oil & Gas 2.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,610,391
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.875	01/15/26	3,755	3,871,719
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	252	252,041
Gtd. Notes, 144A	8.375	07/15/26	1,350	1,430,543
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	691	780,798
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	100	95,486

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	1,332	1,556,480
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	425	408,651
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,300	1,316,540
Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	350	464,396
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	300	334,521
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	227,972
Sr. Unsec’d. Notes, 144A	4.750	04/19/27	200	231,993
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	765	775,352
Gtd. Notes, 144A	7.125	02/01/27	350	361,626
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.131(s)	10/10/36	12,600	6,162,503

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	7.500%	05/01/31		250	$288,191

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	419,589
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.093	01/15/30		95	104,237
Gtd. Notes	5.600	01/03/31		2,145	2,390,825
Gtd. Notes	5.750	02/01/29		300	348,112
Gtd. Notes	6.625	01/16/34	GBP	1,575	2,682,496
Gtd. Notes	7.375	01/17/27		1,550	1,938,353
Gtd. Notes, EMTN	6.250	12/14/26	GBP	900	1,469,070
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	465	562,295
Gtd. Notes	6.350	02/12/48		686	574,681
Gtd. Notes	6.490	01/23/27		3,133	3,238,327
Gtd. Notes	6.500	03/13/27		3,665	3,793,100
Gtd. Notes	6.500	01/23/29		300	298,336
Gtd. Notes	7.690	01/23/50		185	174,260
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,339,810
Gtd. Notes, EMTN	3.750	02/21/24	EUR	500	609,975
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	1,114,781
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	240,585
Gtd. Notes, EMTN	5.125	03/15/23	EUR	800	1,005,170
Gtd. Notes, EMTN	8.250	06/02/22	GBP	640	930,633
Gtd. Notes, MTN	6.750	09/21/47		789	686,904
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,546,428
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26(a)		2,600	2,831,599
Gtd. Notes, 144A	8.250	01/15/29		500	525,002

Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		1,220	1,327,619
Valero Energy Corp., Sr. Unsec’d. Notes	2.150	09/15/27		1,420	1,435,778
					51,757,168
Packaging & Containers 0.3%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,400	2,989,346

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	5.125%	07/15/23		97	$98,302
Silgan Holdings, Inc., Sr. Unsec’d. Notes	2.250	06/01/28	EUR	4,100	5,043,422
					8,131,070
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	105,340
Sr. Unsec’d. Notes	4.050	11/21/39		9,395	11,024,278
Sr. Unsec’d. Notes	4.500	05/14/35		150	184,756
Sr. Unsec’d. Notes	4.550	03/15/35		165	203,918
Sr. Unsec’d. Notes	4.850	06/15/44		1,115	1,424,543

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		3,600	3,980,990
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		850	875,464
Gtd. Notes, 144A	6.125	04/15/25		1,275	1,306,394
Gtd. Notes, 144A	7.000	01/15/28		425	459,048

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25(a)		1,300	1,484,582
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39		475	587,962
Sr. Unsec’d. Notes	4.250	10/26/49		735	938,217
Sr. Unsec’d. Notes	4.550	02/20/48		1,040	1,367,991
Sr. Unsec’d. Notes	5.000	08/15/45		850	1,174,366

Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23		1,215	1,282,990
Cigna Corp.,
Gtd. Notes	4.375	10/15/28		1,630	1,937,491
Sr. Unsec’d. Notes	3.200	03/15/40(a)		1,040	1,111,316
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40(a)		1,960	1,914,242
Sr. Unsec’d. Notes	3.350	03/09/21		3,452	3,463,109
Sr. Unsec’d. Notes	5.125	07/20/45		70	91,408

Mylan, Inc., Gtd. Notes	4.550	04/15/28(a)		1,240	1,466,292
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		925	1,026,307

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025%	07/09/40	1,300	$1,342,865
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	1,120	1,239,535
Gtd. Notes, 144A	4.000	06/22/50	2,080	2,317,929
				42,311,333
Pipelines 0.7%
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50	1,030	1,069,147
Gtd. Notes	5.300	04/15/47	110	116,013
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,222,865
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	2,725	2,622,744
Gtd. Notes	3.900	02/15/24	250	273,162

Kinder Morgan Energy Partners LP, Gtd. Notes	3.950	09/01/22	372	389,347
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	1,255	1,179,053
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	23,847
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	130,406
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	6,364,075
Gtd. Notes	4.950	07/13/47	385	424,315

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23	350	360,471
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	860	874,951
Gtd. Notes, 144A	7.500	10/01/25	2,225	2,367,619
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	225	252,290
Sr. Unsec’d. Notes	4.300	03/04/24	325	356,772
Sr. Unsec’d. Notes	4.500	11/15/23	345	378,795
				18,405,872
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	03/15/25	2,500	2,575,090

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.7%
Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25		5,675	$6,439,917
Sr. Unsec’d. Notes	6.750	12/15/21		2,350	2,396,654

ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25		1,880	1,917,381
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25		610	648,040
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/23(a)		1,925	1,934,655
SBA Communications Corp., Sr. Unsec’d. Notes	4.000	10/01/22		2,800	2,829,160
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		575	595,580
Gtd. Notes, 144A	4.625	12/01/29		860	915,948
					17,677,335
Retail 0.7%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		3,375	3,521,221
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	300	358,694
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,550	4,413,777

Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24(a)		1,200	1,199,974
L Brands, Inc., Gtd. Notes	5.625	10/15/23		3,319	3,596,428
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25(a)		3,650	3,759,827
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		1,395	1,458,736
					18,308,657
Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		5,469	6,014,592
Gtd. Notes	5.000	04/15/30		3,645	4,334,438
					10,349,030

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.0%
Fidelity National Information Services, Inc., Gtd. Notes	0.750%	05/21/23	EUR	500	$618,786
Telecommunications 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28		3,720	3,742,246
Sr. Unsec’d. Notes	4.300	02/15/30		350	410,621
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		159	158,586
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		2,711	2,613,507
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		1,302	1,250,756

Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	2,086,951
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		2,000	1,649,259
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $2,662,750; purchased 11/15/19 - 11/18/19)(f)	5.500	08/01/23(d)		3,020	2,108,854
Level 3 Financing, Inc.,
Gtd. Notes	5.375	01/15/24		6,800	6,805,946
Gtd. Notes	5.375	05/01/25		2,000	2,054,668
Sr. Sec’d. Notes, 144A	3.400	03/01/27		325	357,011
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25(a)		585	637,582
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		2,500	2,544,870
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		2,500	2,773,585

Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	52,296
Sprint Communications, Inc.,
Gtd. Notes	6.000	11/15/22		4,000	4,301,366
Gtd. Notes	11.500	11/15/21		1,000	1,076,410

Sprint Corp., Gtd. Notes	7.250	09/15/21		5,725	5,920,128
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23		75	75,677
T-Mobile USA, Inc.,
Gtd. Notes	5.125	04/15/25		2,000	2,042,695
Gtd. Notes	6.000	03/01/23		3,000	3,006,990
Gtd. Notes	6.500	01/15/26		5,000	5,160,327
Sr. Sec’d. Notes, 144A	3.000	02/15/41		2,755	2,721,078
Sr. Sec’d. Notes, 144A	3.300	02/15/51		895	871,386

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.650%	11/20/40	4,085	$3,976,162
				58,398,957
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450	09/15/21	100	101,179
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	104	125,579
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.250	05/01/25	1,500	1,608,584
Gtd. Notes, 144A	6.750	08/15/24	2,796	2,956,951
				4,792,293

Total Corporate Bonds (cost $685,407,399)				714,138,407
Municipal Bonds 0.4%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	30,415
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	30,705
				61,120
Illinois 0.3%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series C	4.472	01/01/49	2,465	3,066,016
Taxable, Revenue Bonds, Series C	4.572	01/01/54	640	806,784
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	635	682,562
General Obligation Unlimited, Series D	5.000	11/01/22	1,685	1,804,416
				6,359,778
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	167,049

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Revenue Bonds, Restructured, Series A-1	5.000%	07/01/58	2,135	$2,424,634
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	161,692

Total Municipal Bonds (cost $8,015,167)				9,174,273
Residential Mortgage-Backed Securities 8.6%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	04/25/28	224	224,232
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	08/25/28	143	143,260
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980(c)	10/25/28	475	476,963
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.580(c)	04/25/29	307	307,143
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.230(c)	07/25/29	505	504,749
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.730(c)	07/25/29	1,500	1,502,565
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	10/25/29	670	669,170
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.130(c)	10/25/29	2,400	2,406,488
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	06/25/30	658	659,486
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.530(c)	06/25/30	430	434,224
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.430(c)	08/26/30	505	506,304
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.330(c)	08/26/30	400	404,293
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.130(c)	08/26/30	465	476,522
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.130(c)	10/25/30	515	516,666
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	10/25/30	375	377,548

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.830%(c)	10/25/30	490	$496,913
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.730(c)	06/25/30	1,160	1,163,085
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.730(c)	06/25/30	820	824,039

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.283	09/15/21	7,513	7,468,386
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.644(c)	11/01/23	5,200	5,202,617
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.144(c)	01/25/57	656	660,646
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	2,082	2,085,145

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.997(cc)	09/25/47	40	37,929
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.280(c)	09/25/31	2,745	2,751,681
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.230(c)	06/25/39	861	862,752
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.230(c)	10/25/39	1,143	1,143,236
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.180(c)	01/25/40	1,900	1,900,593

Credit Suisse Mortgage Trust, Series 2020-RPL5, Class A1, 144A	3.023(cc)	08/25/60	890	906,819
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.830(c)	11/25/28	516	517,242
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.930(c)	04/25/29	373	373,467
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.130(c)	10/25/30	1,840	1,856,322
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.130(c)	10/25/30	910	926,013
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.630(c)	10/25/30	640	654,819
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.530(c)	05/25/30	814	819,185

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae Connecticut Avenue Securities, (cont’d.)
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.280%(c)	10/25/30	442	$442,845
Fannie Mae REMICS,
Series 2012-132, Class KI, IO	3.000	12/25/32	3,574	377,134
Series 2012-144, Class EI, IO	3.000	01/25/28	4,558	301,989
Series 2012-148, Class IC, IO	3.000	01/25/28	6,547	424,107
Series 2013-013, Class IK, IO	2.500	03/25/28	3,058	149,213
Series 2013-049, Class AI, IO	3.000	05/25/33	3,082	311,114
Series 2015-059, Class CI, IO	3.500	08/25/30	4,578	324,119
Series 2016-020, Class DI, IO	3.500	04/25/31	4,618	507,635
Series 2018-024, Class BH	3.500	04/25/48	518	551,271
Series 2018-025, Class AG	3.500	04/25/47	1,901	2,003,827
Series 2018-057, Class QV	3.500	11/25/29	1,907	2,021,086
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.082(c)	11/25/50	1,630	1,692,599
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.682(c)	11/25/50	7,890	7,960,276
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.980(c)	02/25/50	1,910	1,905,219
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.230(c)	06/25/50	330	345,468
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.130(c)	06/25/50	1,350	1,360,174
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.130(c)	08/25/50	2,635	2,819,348
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.880(c)	08/25/50	1,360	1,377,909
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.882(c)	10/25/50	1,180	1,232,017
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.882(c)	10/25/50	880	890,730
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.230(c)	03/25/50	140	142,015
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.730(c)	07/25/50	3,555	3,604,997
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.380(c)	09/25/50	550	577,526

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.280%(c)	09/25/50	395	$399,210
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.880(c)	09/25/48	2	2,220
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.780(c)	01/25/49	231	232,553
Freddie Mac REMICS,
Series 4012, Class MJ	3.500	11/15/40	1,822	1,889,092
Series 4046, Class PI, IO	3.000	05/15/27	2,954	180,648
Series 4060, Class IO, IO	3.000	06/15/27	4,209	168,580
Series 4073, Class EI, IO	3.000	02/15/27	7,274	316,529
Series 4131, Class BI, IO	2.500	11/15/27	5,644	302,492
Series 4146, Class KI, IO	3.000	12/15/32	3,721	386,249
Series 4153, Class IO, IO	3.000	01/15/28	7,362	480,530
Series 4172, Class KI, IO	3.000	10/15/32	6,107	496,981
Series 4182, Class EI, IO	2.500	03/15/28	3,985	235,507
Series 4186, Class JI, IO	3.000	03/15/33	12,557	1,275,445
Series 4314, Class PD	3.750	07/15/43	2,045	2,165,439
Series 4574, Class AI, IO	3.000	04/15/31	3,122	270,583
Series 4631, Class GP	3.500	03/15/46	3,396	3,628,643

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	6,343	6,364,478
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	1,269	226,388
Series 2014-116, Class IT, IO	4.000	08/20/44	1,534	202,364
Series 2016-164, Class IG, IO	4.000	12/20/46	2,876	481,168
Series 2017-045, Class QA	3.000	11/20/42	7,111	7,400,492
Series 2017-163, Class PT	3.000	11/20/47	2,961	3,142,966
Series 2018-05, Class IB, IO	4.000	01/20/48	1,232	216,356

GSMSC Resecuritization Trust, Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.270(c)	01/26/37	100	98,825
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.730(c)	10/25/28	145	145,215
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.780(c)	05/25/29	218	218,082
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.730(c)	10/25/30	1,400	1,413,281
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.380(c)	10/25/30	800	815,878

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd. (Bermuda), (cont’d.)
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.280%(c)	10/25/30	400	$412,238

JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.880(c)	04/25/46	337	337,888
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	797	803,570
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	7,380	7,383,981
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	3,447	3,459,894
Series 2020-SL01, Class A, 144A	2.734	01/25/60	2,414	2,418,607

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.644(c)	04/01/24	629	627,778
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.383(c)	01/23/23	1,055	1,055,651
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.483(c)	04/23/23	1,005	1,004,896
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.483(c)	04/23/23	1,935	1,934,800
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.544(c)	06/25/21	8,619	8,623,821
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.744(c)	12/11/21	19,590	19,593,977
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)	2.250(c)	09/23/21	7,920	7,927,763
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)	3.500(c)	09/23/21	4,630	4,634,996
Series 2020-09, Class AX, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)^	2.250(c)	05/05/21	5,290	5,304,368
Series 2020-09, Class AY, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)^	2.250(c)	05/05/21	18,150	18,199,295

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.880(c)	01/25/48	684	686,797
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.680(c)	07/25/28	136	136,416
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.530(c)	07/25/29	61	61,513

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.330%(c)	07/25/30	135	$135,016
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.880(c)	07/25/30	1,800	1,819,228
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.530(c)	10/25/30	350	350,961
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.730(c)	10/25/30	460	465,773

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22	9,312	9,311,368
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.530(c)	03/25/28	25	24,731
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.830(c)	03/25/28	330	331,558
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.330(c)	06/25/29	57	56,572
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.080(c)	02/25/30	700	699,792
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.580(c)	02/25/30	2,200	2,204,309
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.280(c)	10/25/30	2,740	2,750,981
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.130(c)	10/25/30	1,455	1,471,410
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.730(c)	10/25/30	1,140	1,161,249

Station Place Securitization Trust, Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.630(c)	05/20/21	7,390	7,395,570
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.533(cc)	12/25/34	166	168,747

Total Residential Mortgage-Backed Securities (cost $216,396,245)				217,694,828
Sovereign Bonds 8.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22	3,000	3,100,828

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125%(cc)	07/09/30		6,441	$2,470,356
Sr. Unsec’d. Notes	0.125(cc)	01/09/38		926	363,650
Sr. Unsec’d. Notes	1.000	07/09/29		334	138,745

Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	1,043,093
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		3,763	3,941,188
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		6,400	6,973,993
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,074,633
Sr. Unsec’d. Notes	4.375	07/12/21		500	508,032

Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.375	03/24/21		200	201,652
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	711,023
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	464,466
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	1,045	1,326,640
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	890	1,125,530
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,210	1,571,505

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		135	174,534
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	647,399
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		1,420	1,468,356
Hellenic Republic Government Bond (Greece),
Bonds	3.650(cc)	02/24/23	EUR	7,809	10,246,085
Bonds	3.650(cc)	02/24/24	EUR	2,282	3,102,427
Bonds	3.650(cc)	02/24/26	EUR	652	935,713
Bonds	3.650(cc)	02/24/27	EUR	452	663,232
Bonds	3.650(cc)	02/24/28	EUR	170	254,369
Bonds	3.650(cc)	02/24/29	EUR	509	774,516
Bonds	3.650(cc)	02/24/30	EUR	125	192,913
Bonds	3.650(cc)	02/24/31	EUR	150	235,076
Bonds	3.650(cc)	02/24/32	EUR	125	200,065
Bonds	3.650(cc)	02/24/33	EUR	1,961	3,165,256
Bonds	3.650(cc)	02/24/34	EUR	294	482,202

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.650%(cc)	02/24/35	EUR	308	$509,972
Bonds	3.650(cc)	02/24/36	EUR	25	41,900
Bonds	3.650(cc)	02/24/37	EUR	95	160,786
Bonds	3.650(cc)	02/24/38	EUR	1,125	1,934,334
Bonds	3.650(cc)	02/24/40	EUR	132	232,925
Bonds	3.650(cc)	02/24/41	EUR	71	125,970
Bonds	3.650(cc)	02/24/42	EUR	189	339,131
Bonds	4.000	01/30/37	EUR	250	435,732
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	3,000	3,886,256

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	832,772
Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		2,500	2,663,524
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		1,820	1,999,458
Sr. Unsec’d. Notes	5.750	11/22/23		2,200	2,511,526
Sr. Unsec’d. Notes	6.375	03/29/21		2,108	2,128,368
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes	5.875	05/11/22		1,359	1,426,525
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	965	1,185,219
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	951,029
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	1,000,087
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	588,943
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,141,108
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	3,000	3,854,538
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	982,680
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	750	1,101,209
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	1,003,631
Gov’t. Gtd. Notes	2.500	06/01/22		600	617,747
Gov’t. Gtd. Notes	2.500	05/23/24		1,000	1,067,827
Gov’t. Gtd. Notes	3.375	10/31/23		800	865,561
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		600	646,211
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	833,694
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		200	200,723
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	205,523
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	430,592
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	425,050

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.125%	10/25/23		1,400	$1,462,121
Sr. Unsec’d. Notes, EMTN	2.625	04/20/22		400	411,046

Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		3,000	3,071,799
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes	5.250	06/16/21		900	917,061
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		600	603,605
Sr. Unsec’d. Notes	6.625	02/01/22		10,360	11,001,675

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		20,875	24,208,550
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	257,280
Sr. Unsec’d. Notes	3.300	03/15/28		1,800	2,062,572

Province of British Columbia (Canada), Sr. Unsec’d. Notes, Series B	6.500	01/15/26		1,800	2,285,217
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	05/04/22		325	332,730
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	428,039
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,011	1,126,686
Debentures	8.750	04/01/22		1,800	1,962,023

Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400	10/17/23(a)		375	406,170
Province of Quebec (Canada),
Debentures, Series NJ	7.500	07/15/23		384	449,241
Debentures, Series NN	7.125	02/09/24		2,465	2,947,911
Sr. Unsec’d. Notes	2.750	04/12/27		195	217,355
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		1,040	1,373,699

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		810	902,165
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23(d)		200	72,832
Sr. Unsec’d. Notes, 144A	9.950	06/09/21(d)		1,750	652,061

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	274,579
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		4,700	4,947,414
Sr. Unsec’d. Notes	2.875	10/17/29		300	313,836
Sr. Unsec’d. Notes	6.875	09/27/23		7,220	8,372,378
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	359	449,505

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.000%	08/04/28	GBP	2,905	$5,243,398
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,205	1,538,405
Sr. Unsec’d. Notes, Series 67, EMTN	0.000(cc)	05/11/26	EUR	1,000	1,194,250

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000	03/23/22		500	527,512
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		3,000	3,272,600
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		6,414	6,807,689
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	418,227
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		6,000	6,075,214
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	7.250	09/28/21		3,475	3,619,651
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		2,575	2,497,928

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375	05/21/22		8,900	9,367,061
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		3,014	3,449,794
Sr. Unsec’d. Notes	5.850	05/10/23		2,292	2,574,783

Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	5.750	01/18/22		675	529,887
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,411,883
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	1,028,063
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	205,613
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	2,136,886
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	425,550

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		230	230,900
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/21		195	200,583
Sr. Unsec’d. Notes	7.750	09/01/22		950	1,008,438
Sr. Unsec’d. Notes	8.994	02/01/24		200	225,034
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	1,960	2,259,630
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		550	565,746
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		905	960,670
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		400	450,068

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	9.750%	11/01/28	600	$728,859

Total Sovereign Bonds (cost $201,900,320)				215,351,900
U.S. Government Agency Obligations 0.3%
Federal Home Loan Mortgage Corp.	6.750	03/15/31	600	912,738
Federal National Mortgage Assoc.	1.875	09/24/26	1,500	1,610,108
Federal National Mortgage Assoc.	2.000	10/05/22	465	479,593
Federal National Mortgage Assoc.(k)	6.625	11/15/30	605	905,154
Federal National Mortgage Assoc.(k)	7.125	01/15/30	580	875,197
Resolution Funding Corp. Interest Strips, Bonds	1.104(s)	04/15/28	1,130	1,047,366
Resolution Funding Corp. Interest Strips, Bonds	2.935(s)	01/15/28	1,000	916,590
Tennessee Valley Authority Generic Strip, Bonds, Series AA	2.035(s)	12/15/21	14	13,908

Total U.S. Government Agency Obligations (cost $6,134,651)				6,760,654
U.S. Treasury Obligations 10.8%
U.S. Treasury Bonds	3.125	02/15/43	715	905,369
U.S. Treasury Notes	0.125	01/31/23	195	195,043
U.S. Treasury Notes	0.125	12/15/23	520	519,309
U.S. Treasury Notes	0.250	10/31/25	3,855	3,827,593
U.S. Treasury Notes	0.375	07/31/27	5,860	5,745,089
U.S. Treasury Notes	0.500	05/31/27	430	425,834
U.S. Treasury Notes(h)	0.500	06/30/27	9,025	8,927,699
U.S. Treasury Notes	1.250	08/31/24	15,395	15,943,447
U.S. Treasury Notes	1.375	10/15/22	340	347,278
U.S. Treasury Notes	1.500	01/15/23	1,345	1,381,147
U.S. Treasury Notes	1.500	02/28/23	12,355	12,705,380
U.S. Treasury Notes	1.625	11/15/22	1,410	1,447,894
U.S. Treasury Notes	1.750	05/15/23	1,960	2,032,122
U.S. Treasury Notes	2.000	02/15/25	410	437,995
U.S. Treasury Notes(k)	2.125	09/30/21	63,700	64,553,481
U.S. Treasury Notes	2.125	05/15/25	26,645	28,678,763
U.S. Treasury Notes	2.250	11/15/24	3,590	3,857,848
U.S. Treasury Notes	2.375	08/15/24	61,615	66,274,634
U.S. Treasury Notes(k)	2.500	05/15/24	23,565	25,334,216
U.S. Treasury Notes	2.625	03/31/25	625	684,570
U.S. Treasury Notes	2.750	02/15/28	4,800	5,455,500
U.S. Treasury Notes	2.875	11/15/21	2,000	2,043,516
U.S. Treasury Notes	2.875	08/15/28	5,000	5,749,219
U.S. Treasury Notes	3.000	09/30/25	2,000	2,241,406

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.125%	11/15/28	5,000	$5,854,688
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	62,857
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	586,710
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	313,040
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,165	848,721
U.S. Treasury Strips Coupon	2.057(s)	11/15/38	2,240	1,651,475
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,667,237
U.S. Treasury Strips Coupon	2.420(s)	08/15/40	1,500	1,056,797
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	87,594
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	110,977

Total U.S. Treasury Obligations (cost $265,074,072)				271,954,448

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $23,457)	1,338	3,905
Preferred Stock 0.0%
Capital Markets
State Street Corp. 5.350% Series G, Maturing 03/15/26(oo) (cost $125,000)	5,000	142,750

Total Long-Term Investments (cost $2,284,430,177)		2,362,238,540

Short-Term Investments 7.9%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	6,593,995	60,862,570
PGIM Core Ultra Short Bond Fund(wc)	116,830,307	116,830,307

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $21,267,048; includes $21,263,187 of cash collateral for securities on loan)(b)(wc)	21,288,212	$21,279,697

Total Short-Term Investments (cost $198,500,527)		198,972,574

TOTAL INVESTMENTS 101.5% (cost $2,482,930,704)		2,561,211,114
Liabilities in excess of other assets(z) (1.5)%		(37,392,953)

Net Assets 100.0%		$2,523,818,161

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $31,559,857 and 1.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,749,615; cash collateral of $21,263,187 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,711,642. The aggregate value of $4,745,081 is 0.2% of net assets.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
804	2 Year U.S. Treasury Notes	Mar. 2021	$177,665,156	$188,543
297	20 Year U.S. Treasury Bonds	Mar. 2021	50,109,469	(1,795,218)
156	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	31,936,125	(1,667,675)
				(3,274,350)
Short Positions:
629	5 Year Euro-Bobl	Mar. 2021	103,239,429	(39,054)
706	5 Year U.S. Treasury Notes	Mar. 2021	88,867,750	(6,231)
164	10 Year Euro-Bund	Mar. 2021	35,276,685	(13,761)
2,631	10 Year U.S. Treasury Notes	Mar. 2021	360,529,219	2,189,317
192	Euro Schatz Index	Mar. 2021	26,170,739	(1,555)
				2,128,716
				$(1,145,634)
Forward foreign currency exchange contracts outstanding at January 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	1,978	$1,504,000	$1,512,212	$8,212	$—
Brazilian Real,
Expiring 02/02/21	Citibank, N.A.	BRL	3,111	589,000	568,560	—	(20,440)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	14,302	2,751,755	2,613,769	—	(137,986)
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	3,097	592,000	566,047	—	(25,953)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/21	Morgan Stanley & Co. International PLC	BRL	3,028	$569,000	$553,456	$—	$(15,544)
Expiring 03/02/21	The Toronto-Dominion Bank	BRL	23,539	4,405,025	4,298,531	—	(106,494)
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	872	686,120	682,144	—	(3,976)
Chilean Peso,
Expiring 03/17/21	Citibank, N.A.	CLP	654,714	885,000	891,501	6,501	—
Expiring 03/17/21	Citibank, N.A.	CLP	543,202	739,000	739,658	658	—
Expiring 03/17/21	Citibank, N.A.	CLP	275,681	386,000	375,385	—	(10,615)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	227,141	318,000	309,290	—	(8,710)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	9,056	1,384,000	1,403,610	19,610	—
Expiring 02/08/21	Citibank, N.A.	CNH	3,960	614,000	613,767	—	(233)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	50,308	7,469,411	7,797,329	327,918	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	3,911	598,000	606,203	8,203	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	3,163	485,000	490,224	5,224	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	3,072	465,000	476,113	11,113	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	15,184	2,315,000	2,353,450	38,450	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	6,325	981,000	980,392	—	(608)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	3,652	554,000	566,098	12,098	—
Expiring 05/14/21	Citibank, N.A.	CNH	11,460	1,642,271	1,764,435	122,164	—
Colombian Peso,
Expiring 03/17/21	Goldman Sachs International	COP	2,490,549	716,000	696,632	—	(19,368)
Expiring 03/17/21	Goldman Sachs International	COP	1,796,009	514,000	502,362	—	(11,638)
Expiring 03/17/21	Goldman Sachs International	COP	1,748,551	502,000	489,087	—	(12,913)
Czech Koruna,
Expiring 04/19/21	Barclays Bank PLC	CZK	29,801	1,382,887	1,389,954	7,067	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CZK	55,345	2,569,363	2,581,342	11,979	—
Euro,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	2,523	3,054,633	3,067,372	12,739	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	EUR	608	739,000	739,644	644	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	274,584	$3,675,774	$3,738,337	$62,563	$—
Expiring 03/17/21	Citibank, N.A.	INR	92,981	1,263,001	1,265,892	2,891	—
Expiring 03/17/21	Credit Suisse International	INR	133,048	1,784,618	1,811,385	26,767	—
Expiring 03/17/21	Credit Suisse International	INR	70,921	968,000	965,564	—	(2,436)
Expiring 03/17/21	Goldman Sachs International	INR	70,265	954,000	956,626	2,626	—
Expiring 03/17/21	Goldman Sachs International	INR	69,235	943,000	942,604	—	(396)
Expiring 03/17/21	Goldman Sachs International	INR	55,955	764,000	761,796	—	(2,204)
Expiring 03/17/21	Goldman Sachs International	INR	43,934	597,000	598,147	1,147	—
Expiring 03/17/21	Goldman Sachs International	INR	39,356	527,000	535,819	8,819	—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	177,397	2,380,098	2,415,180	35,082	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	162,850	2,186,097	2,217,135	31,038	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	58,064	791,000	790,512	—	(488)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	57,601	783,000	784,217	1,217	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	156,464	2,102,391	2,130,188	27,797	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	79,829	1,069,552	1,086,831	17,279	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	43,828	595,000	596,694	1,694	—
Expiring 03/17/21	UBS AG	INR	56,437	769,000	768,363	—	(637)
Expiring 03/17/21	UBS AG	INR	43,960	599,000	598,496	—	(504)
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	6,872,356	482,000	487,074	5,074	—
Expiring 03/17/21	Citibank, N.A.	IDR	6,680,664	471,000	473,487	2,487	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	85,147,109	5,952,262	6,034,742	82,480	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	9,244,465	647,000	655,195	8,195	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	7,054,814	494,000	500,005	6,005	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	6,988,894	491,000	495,333	4,333	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	10,067,560	713,000	713,531	531	—
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	20,307	6,216,172	6,189,737	—	(26,435)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 03/17/21	Barclays Bank PLC	ILS	13,822	$4,215,498	$4,213,183	$—	$(2,315)
Japanese Yen,
Expiring 04/19/21	Morgan Stanley & Co. International PLC	JPY	265,406	2,552,742	2,536,021	—	(16,721)
Mexican Peso,
Expiring 03/17/21	Barclays Bank PLC	MXN	11,641	589,000	564,953	—	(24,047)
Expiring 03/17/21	Citibank, N.A.	MXN	12,041	601,000	584,359	—	(16,641)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	12,886	631,000	625,384	—	(5,616)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	11,768	592,000	571,131	—	(20,869)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	115,406	5,672,105	5,600,899	—	(71,206)
New Taiwanese Dollar,
Expiring 03/17/21	Citibank, N.A.	TWD	53,420	1,924,000	1,916,870	—	(7,130)
Expiring 03/17/21	Citibank, N.A.	TWD	32,003	1,150,000	1,148,379	—	(1,621)
Expiring 03/17/21	Citibank, N.A.	TWD	31,157	1,124,000	1,118,020	—	(5,980)
Expiring 03/17/21	Credit Suisse International	TWD	42,809	1,540,000	1,536,116	—	(3,884)
Expiring 03/17/21	Credit Suisse International	TWD	31,383	1,135,000	1,126,110	—	(8,890)
Expiring 03/17/21	Credit Suisse International	TWD	26,759	961,000	960,197	—	(803)
Expiring 03/17/21	Credit Suisse International	TWD	16,953	614,000	608,310	—	(5,690)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	31,853	1,146,000	1,142,987	—	(3,013)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	TWD	20,939	754,000	751,341	—	(2,659)
Peruvian Nuevo Sol,
Expiring 03/17/21	Citibank, N.A.	PEN	2,387	659,000	656,183	—	(2,817)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	47,602	985,000	988,490	3,490	—
Expiring 03/17/21	Citibank, N.A.	PHP	42,660	886,000	885,864	—	(136)
Expiring 03/17/21	Citibank, N.A.	PHP	27,426	568,000	569,517	1,517	—
Expiring 03/17/21	The Toronto-Dominion Bank	PHP	31,890	660,000	662,215	2,215	—
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	268,393	3,519,817	3,531,801	11,984	—
Expiring 03/17/21	Barclays Bank PLC	RUB	268,393	3,626,861	3,531,801	—	(95,060)
Expiring 03/17/21	Barclays Bank PLC	RUB	54,660	738,000	719,274	—	(18,726)
Expiring 03/17/21	Barclays Bank PLC	RUB	54,371	715,000	715,473	473	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	65,747	$889,000	$865,171	$—	$(23,829)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	61,119	806,000	804,266	—	(1,734)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	54,601	741,000	718,492	—	(22,508)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	42,315	573,000	556,824	—	(16,176)
Singapore Dollar,
Expiring 03/17/21	Credit Suisse International	SGD	695	520,000	522,800	2,800	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	869	650,000	653,970	3,970	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	7,277	485,000	477,842	—	(7,158)
Expiring 03/17/21	Citibank, N.A.	ZAR	13,744	884,000	902,431	18,431	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	10,476	695,000	687,871	—	(7,129)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	11,584	737,000	760,602	23,602	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	5,973	401,000	392,196	—	(8,804)
South Korean Won,
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	1,671,396	1,534,151	1,494,548	—	(39,603)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	1,574,267	1,441,000	1,407,695	—	(33,305)
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	1,137,887	1,048,000	1,017,488	—	(30,512)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	630,768	563,000	564,028	1,028	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	555,528	496,000	496,749	749	—
Swiss Franc,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CHF	743	839,631	836,355	—	(3,276)
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	21,561	718,000	720,275	2,275	—
Expiring 03/17/21	Citibank, N.A.	THB	14,802	493,000	494,496	1,496	—
Expiring 03/17/21	HSBC Bank USA, N.A.	THB	17,861	597,000	596,681	—	(319)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	63,950	2,128,564	2,136,359	7,795	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	46,175	1,539,000	1,542,539	3,539	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	46,119	$1,524,846	$1,540,681	$15,835	$—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	29,286	976,000	978,345	2,345	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	24,159	808,000	807,078	—	(922)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	23,215	776,000	775,529	—	(471)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	19,427	653,000	648,982	—	(4,018)
Expiring 03/17/21	The Toronto-Dominion Bank	THB	14,854	495,000	496,221	1,221	—
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	15,590	1,913,278	2,090,523	177,245	—
Expiring 03/17/21	Barclays Bank PLC	TRY	5,572	688,000	747,160	59,160	—
Expiring 03/17/21	Barclays Bank PLC	TRY	5,508	728,000	738,541	10,541	—
Expiring 03/17/21	Barclays Bank PLC	TRY	4,515	603,000	605,390	2,390	—
Expiring 03/17/21	Barclays Bank PLC	TRY	4,429	587,000	593,931	6,931	—
Expiring 03/17/21	Barclays Bank PLC	TRY	3,648	479,000	489,184	10,184	—
Expiring 03/17/21	Barclays Bank PLC	TRY	3,059	407,000	410,168	3,168	—
Expiring 03/17/21	Barclays Bank PLC	TRY	2,621	345,001	351,421	6,420	—
Expiring 03/17/21	Barclays Bank PLC	TRY	2,478	307,000	332,308	25,308	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	13,550	1,667,199	1,816,997	149,798	—
				$146,923,123	$147,478,472	1,476,515	(921,166)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/20/21	Barclays Bank PLC	AUD	1,478	$1,143,576	$1,130,331	$13,245	$—
Expiring 04/20/21	Citibank, N.A.	AUD	1,958	1,504,000	1,496,730	7,270	—
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	AUD	966	743,400	738,605	4,795	—
Brazilian Real,
Expiring 02/02/21	The Toronto-Dominion Bank	BRL	23,539	4,408,077	4,301,832	106,245	—
Expiring 03/02/21	JPMorgan Chase Bank, N.A.	BRL	2,047	374,000	373,755	245	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 04/19/21	Citibank, N.A.	GBP	6,449	$8,807,265	$8,839,742	$—	$(32,477)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	GBP	6,449	8,809,721	8,839,741	—	(30,020)
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	764,973	1,027,223	1,041,636	—	(14,413)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	1,529,945	2,047,078	2,083,271	—	(36,193)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	764,973	1,027,016	1,041,636	—	(14,620)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	512,184	713,000	697,422	15,578	—
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	8,530	1,314,000	1,322,014	—	(8,014)
Expiring 02/08/21	Citibank, N.A.	CNH	6,718	1,010,000	1,041,160	—	(31,160)
Expiring 02/08/21	Citibank, N.A.	CNH	6,159	949,000	954,604	—	(5,604)
Expiring 02/08/21	Goldman Sachs International	CNH	2,680	413,000	415,333	—	(2,333)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	24,536	3,718,000	3,802,912	—	(84,912)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	6,294	972,000	975,591	—	(3,591)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	8,576	1,325,000	1,329,169	—	(4,169)
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	6,087	941,000	943,479	—	(2,479)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	5,312	790,000	823,250	—	(33,250)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	4,373	655,000	677,837	—	(22,837)
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	4,277	646,000	662,826	—	(16,826)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	11,460	1,644,935	1,764,435	—	(119,500)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	10,729,443	3,000,278	3,001,134	—	(856)
Expiring 03/17/21	Citibank, N.A.	COP	2,061,150	583,000	576,524	6,476	—
Expiring 03/17/21	Citibank, N.A.	COP	1,112,672	319,000	311,226	7,774	—
Expiring 03/17/21	Goldman Sachs International	COP	4,132,964	1,189,000	1,156,032	32,968	—
Expiring 03/17/21	Goldman Sachs International	COP	1,927,227	562,000	539,065	22,935	—
Expiring 03/17/21	Goldman Sachs International	COP	744,720	214,000	208,306	5,694	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	1,336,053	383,000	373,708	9,292	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/17/21	Morgan Stanley & Co. International PLC	COP	839,885	$241,000	$234,924	$6,076	$—
Euro,
Expiring 04/19/21	Barclays Bank PLC	EUR	45,755	55,762,450	55,626,288	136,162	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	50,571	61,425,598	61,481,687	—	(56,089)
Expiring 04/19/21	Citibank, N.A.	EUR	728	887,658	885,062	2,596	—
Expiring 04/19/21	Citibank, N.A.	EUR	608	739,000	738,939	61	—
Expiring 04/19/21	Citibank, N.A.	EUR	493	601,000	599,454	1,546	—
Expiring 04/19/21	Goldman Sachs International	EUR	46,787	56,985,087	56,880,711	104,376	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	1,000	1,214,758	1,215,744	—	(986)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	914	1,110,713	1,111,494	—	(781)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	EUR	609	741,000	740,980	20	—
Expiring 04/19/21	The Toronto-Dominion Bank	EUR	524	638,231	636,646	1,585	—
Expiring 04/19/21	UBS AG	EUR	5,389	6,538,948	6,551,645	—	(12,697)
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	EUR	12,209	14,829,138	14,843,834	—	(14,696)
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	EUR	4,115	5,010,193	5,003,101	7,092	—
Hungarian Forint,
Expiring 04/19/21	Barclays Bank PLC	HUF	76,418	259,000	259,585	—	(585)
Expiring 04/19/21	Barclays Bank PLC	HUF	75,230	254,000	255,549	—	(1,549)
Expiring 04/19/21	Citibank, N.A.	HUF	759,698	2,559,760	2,580,629	—	(20,869)
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	41,399	556,000	563,624	—	(7,624)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	65,307	884,000	889,129	—	(5,129)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	43,604	586,000	593,652	—	(7,652)
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	31,334	421,000	426,592	—	(5,592)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	69,986	946,000	952,831	—	(6,831)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	67,181	904,000	914,642	—	(10,642)
Indonesian Rupiah,
Expiring 03/17/21	BNP Paribas S.A.	IDR	9,191,573	645,000	651,446	—	(6,446)
Expiring 03/17/21	Citibank, N.A.	IDR	8,173,782	577,000	579,311	—	(2,311)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	10,536,548	742,000	746,771	—	(4,771)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	2,522	$777,000	$768,824	$8,176	$—
Expiring 03/17/21	Barclays Bank PLC	ILS	2,454	750,000	747,873	2,127	—
Expiring 03/17/21	Barclays Bank PLC	ILS	1,685	518,545	513,724	4,821	—
Expiring 03/17/21	Barclays Bank PLC	ILS	1,530	470,000	466,377	3,623	—
Expiring 03/17/21	Citibank, N.A.	ILS	4,581	1,442,000	1,396,428	45,572	—
Expiring 03/17/21	Citibank, N.A.	ILS	2,563	783,000	781,341	1,659	—
Expiring 03/17/21	Citibank, N.A.	ILS	2,547	779,000	776,447	2,553	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	2,518	771,000	767,458	3,542	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	774	238,455	236,059	2,396	—
Mexican Peso,
Expiring 03/17/21	Goldman Sachs International	MXN	29,106	1,436,000	1,412,552	23,448	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	18,724	945,000	908,717	36,283	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	13,115	647,000	636,477	10,523	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	9,425	469,000	457,424	11,576	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	3,648	185,000	177,059	7,941	—
New Taiwanese Dollar,
Expiring 03/17/21	BNP Paribas S.A.	TWD	42,616	1,532,733	1,529,198	3,535	—
Expiring 03/17/21	HSBC Bank USA, N.A.	TWD	17,767	641,000	637,520	3,480	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TWD	18,369	666,000	659,123	6,877	—
New Zealand Dollar,
Expiring 04/20/21	JPMorgan Chase Bank, N.A.	NZD	1,222	877,324	878,402	—	(1,078)
Peruvian Nuevo Sol,
Expiring 03/17/21	Goldman Sachs International	PEN	2,742	752,000	753,705	—	(1,705)
Expiring 03/17/21	Goldman Sachs International	PEN	2,548	705,000	700,377	4,623	—
Expiring 03/17/21	Goldman Sachs International	PEN	2,341	642,000	643,526	—	(1,526)
Philippine Peso,
Expiring 03/17/21	Citibank, N.A.	PHP	65,682	1,363,000	1,363,924	—	(924)
Expiring 03/17/21	HSBC Bank USA, N.A.	PHP	39,540	818,000	821,085	—	(3,085)
Polish Zloty,
Expiring 04/19/21	Barclays Bank PLC	PLN	2,132	572,000	572,804	—	(804)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/19/21	Citibank, N.A.	PLN	1,427	$381,000	$383,569	$—	$(2,569)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	3,333	889,000	895,678	—	(6,678)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	2,921	784,000	784,812	—	(812)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	2,861	768,000	768,896	—	(896)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	PLN	2,136	569,000	574,106	—	(5,106)
Expiring 04/19/21	UBS AG	PLN	2,221	593,000	596,789	—	(3,789)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	94,727	1,273,000	1,246,520	26,480	—
Expiring 03/17/21	Barclays Bank PLC	RUB	52,231	701,000	687,312	13,688	—
Expiring 03/17/21	Citibank, N.A.	RUB	36,233	479,000	476,789	2,211	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	61,854	812,000	813,942	—	(1,942)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	RUB	26,510	357,000	348,850	8,150	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	58,749	791,000	773,084	17,916	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	35,110	472,000	462,011	9,989	—
Singapore Dollar,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	1,273	965,000	958,456	6,544	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	1,129	849,000	849,520	—	(520)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	SGD	909	689,000	683,989	5,011	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	777	588,650	584,670	3,980	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	497	376,350	374,070	2,280	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	7,909	535,000	519,320	15,680	—
Expiring 03/17/21	Barclays Bank PLC	ZAR	7,561	498,000	496,490	1,510	—
Expiring 03/17/21	Citibank, N.A.	ZAR	41,114	2,654,239	2,699,626	—	(45,387)
Expiring 03/17/21	Goldman Sachs International	ZAR	24,527	1,664,000	1,610,482	53,518	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	11,277	739,000	740,481	—	(1,481)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	7,460	$490,000	$489,810	$190	$—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	68,524	4,467,444	4,499,379	—	(31,935)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	21,068	1,376,000	1,383,357	—	(7,357)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	5,078	330,000	333,402	—	(3,402)
South Korean Won,
Expiring 03/17/21	Citibank, N.A.	KRW	1,219,928	1,121,340	1,090,849	30,491	—
Expiring 03/17/21	Citibank, N.A.	KRW	1,068,074	958,000	955,062	2,938	—
Expiring 03/17/21	Goldman Sachs International	KRW	1,031,086	943,000	921,988	21,012	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	1,838,189	1,689,000	1,643,693	45,307	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	724,971	663,000	648,262	14,738	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	1,840,235	1,667,000	1,645,520	21,480	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	1,613,406	1,473,000	1,442,694	30,306	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	869,192	799,000	777,224	21,776	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	856,775	777,000	766,120	10,880	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	629,130	577,660	562,562	15,098	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	625,399	575,000	559,226	15,774	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	1,758,007	1,621,000	1,571,994	49,006	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	KRW	642,116	583,000	574,175	8,825	—
Thai Baht,
Expiring 03/17/21	Goldman Sachs International	THB	14,523	481,000	485,151	—	(4,151)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	19,740	656,000	659,459	—	(3,459)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	3,643	$486,000	$488,492	$—	$(2,492)
				$326,231,843	$325,861,881	1,129,564	(759,602)
						$2,606,079	$(1,680,768)
Cross currency exchange contracts outstanding at January 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/21	Buy	EUR	612	GBP	543	$—	$(337)	JPMorgan Chase Bank, N.A.
04/19/21	Buy	EUR	626	JPY	79,340	2,941	—	Citibank, N.A.
04/19/21	Buy	JPY	76,751	EUR	610	—	(8,225)	Citibank, N.A.
04/20/21	Buy	CAD	971	AUD	992	1,145	—	JPMorgan Chase Bank, N.A.
04/20/21	Buy	CAD	1,125	EUR	731	—	(9,015)	Barclays Bank PLC
04/20/21	Buy	NZD	1,018	CAD	926	6,950	—	Citibank, N.A.
						$11,036	$(17,577)
Credit default swap agreements outstanding at January 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia	12/20/23	1.000%(Q)	1,500	0.239%	$34,934	$(857)	$35,791	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.145%	130,275	(2,855)	133,130	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.134%	(20,190)	(4,283)	(15,907)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	0.262%	33,944	(857)	34,801	Barclays Bank PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia	12/20/23	1.000%(Q)	2,000	0.639%	$23,211	$(1,142)	$24,353	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	0.404%	36,887	(1,142)	38,029	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.276%	33,319	(857)	34,176	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.324%	31,219	(857)	32,076	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.226%	35,520	(857)	36,377	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	1.533%	(63,259)	(2,570)	(60,689)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	2.585%	(323,444)	(4,283)	(319,161)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	0.586%	59,197	(2,570)	61,767	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	0.500%	101,746	(3,712)	105,458	Barclays Bank PLC
					$113,359	$(26,842)	$140,201

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	47,000	$(106,078)	$(6,288)	$(99,790)	Barclays Bank PLC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	9,358	*	$819	$—	$819	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	450	$(6,552)	$1,377	$(7,929)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	440	(6,407)	3,338	(9,745)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,184)	1,265	(3,449)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,184)	1,170	(3,354)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	150	(2,184)	427	(2,611)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	75	(1,093)	229	(1,322)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	285	(3,606)	1,867	(5,473)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	220	(2,784)	1,204	(3,988)	Citibank, N.A.
				$(26,994)	$10,877	$(37,871)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	6,900	0.791%	$21,201	$33,107	$(11,906)	Bank of America, N.A.
Brooklyn	06/20/21	—%(Q)	9,988	*	(1,232)	(2,029)	797	Citibank, N.A.
Enbridge Inc.	06/20/21	1.000%(Q)	1,000	0.240%	4,190	2,628	1,562	Goldman Sachs International
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	5,000	0.219%	60,602	34,486	26,116	HSBC Bank USA, N.A.
Kingdom of Spain	06/20/21	1.000%(Q)	1,000	0.100%	4,740	2,483	2,257	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	3.187%	(18,526)	(10,114)	(8,412)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	3.187%	(18,033)	(11,591)	(6,442)	Citibank, N.A.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.187%	$(6,176)	$(4,066)	$(2,110)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.187%	(6,175)	(3,994)	(2,181)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	3.187%	(6,176)	(3,348)	(2,828)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	3.187%	(3,211)	(1,753)	(1,458)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	3.777%	(28,244)	(21,137)	(7,107)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	3.777%	(21,802)	(16,126)	(5,676)	Citibank, N.A.
Republic of Colombia	03/20/21	1.000%(Q)	1,000	0.236%	2,228	1,086	1,142	HSBC Bank USA, N.A.
Republic of Panama	06/20/21	1.000%(Q)	3,140	0.088%	14,950	10,367	4,583	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.268%	8,104	3,646	4,458	BNP Paribas S.A.
State of Illinois	06/20/24	1.000%(Q)	1,730	2.511%	(78,085)	(14,873)	(63,212)	Citibank, N.A.
					$(71,645)	$(1,228)	$(70,417)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	57,000	$(1,312,907)	$(1,272,133)	$40,774

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	*	$(9,358)	$(8,856)	$(502)	Morgan Stanley & Co. International PLC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2021 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Currency swap agreements outstanding at January 31, 2021:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase Bank, N.A.	03/21/23	$(142,933)	$—	$(142,933)

Inflation swap agreements outstanding at January 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,760	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(21,268)	$(21,268)
1,780	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(21,054)	(21,054)
5,350	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(62,686)	(62,686)
				$—	$(105,008)	$(105,008)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,300	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(39)	$141,046	$141,085
AUD	2,470	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(55)	(12,596)	(12,541)
AUD	6,560	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	1,800	(29,557)	(31,357)
BRL	31,882	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	153,171	153,171
BRL	50,112	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	74,145	74,145
BRL	53,589	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	75,849	75,849
BRL	8,202	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	101,801	101,801

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	9,248	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	$—	$118,066	$118,066
BRL	16,250	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	19,776	19,776
BRL	17,290	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	28,578	28,578
BRL	30,291	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	47,894	47,894
BRL	62,618	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	96,763	96,763
BRL	7,515	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	84,261	84,261
CAD	17,790	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(162)	(2,213)	(2,051)
CAD	15,460	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(139)	(9,390)	(9,251)
CLP	16,810,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	64,335	64,335
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	15	15
CNH	19,130	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	45	22,407	22,362
CNH	56,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	62,600	62,600
CNH	25,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(17)	33,289	33,306
CNH	24,700	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(11)	20,423	20,434
COP	6,079,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	116,207	116,207
COP	10,560,315	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	224,587	224,587
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	3,263	3,263

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	6,000,000	01/29/26	3.065%(Q)	1 Day COOIS(2)(Q)	$—	$512	$512
COP	4,295,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	103,936	103,936
COP	3,005,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	79,018	79,018
COP	6,526,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	169,861	169,861
GBP	1,530	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(11,147)	(6,909)	4,238
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(22,982)	(37,719)	(14,737)
GBP	940	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(21,513)	(71,201)	(49,688)
GBP	1,221	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(65,493)	(65,493)
GBP	2,020	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(157,601)	(222,194)	(64,593)
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(27,897)	(78,092)	(50,195)
HUF	153,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	2,070	2,070
HUF	2,400,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	39,854	39,854
HUF	679,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	54,396	54,396
MXN	98,500	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(77)	(22,934)	(22,857)
MXN	13,960	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(63)	2,401	2,464
MXN	39,610	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(55)	(8,041)	(7,986)
MXN	141,500	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(195)	(34,997)	(34,802)
MXN	37,440	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(65)	(509)	(444)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	10,470	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	$(67)	$1,619	$1,686
NZD	3,300	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	102,625	102,625
NZD	2,330	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(14,485)	(14,485)
NZD	9,420	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	4,371	(54,654)	(59,025)
NZD	3,500	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(20,706)	(20,706)
PLN	8,390	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	3,376	(2,731)	(6,107)
PLN	12,840	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(2,888)	(14,465)	(11,577)
	10,300	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	(13,177)	(13,177)
	11,890	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	(10,964)	(10,964)
	4,800	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(284,144)	(284,144)
	830	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	(137)	(137)
	2,430	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	3,359	3,359
ZAR	33,900	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(1,979)	(42,668)	(40,689)
ZAR	37,800	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	(357)	(461)	(104)
ZAR	43,200	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,836)	237,317	239,153
ZAR	59,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(17,133)	319,967	337,100
ZAR	31,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	837	189,767	188,930
ZAR	37,200	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(321)	255,723	256,044
ZAR	24,600	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(221)	176,176	176,397
ZAR	96,600	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	454,231	454,231
ZAR	10,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(201)	132,348	132,549

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	19,600	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	$(81)	$201,755	$201,836
ZAR	45,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(890)	623,244	624,134
ZAR	5,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(552)	21,885	22,437
ZAR	107,000	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,894)	267,119	270,013
ZAR	6,600	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(101)	18,536	18,637
ZAR	21,500	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	4,376	9,874	5,498
					$(256,734)	$3,895,632	$4,152,366

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	118	$(9)	$(283)	$274
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).